3 - Investment Securities: Held-to-maturity Securities (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Held-to-maturity Securities

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2017

Obligations of states and
political subdivisions	$ 5,010,190	$ 26,507	$ (21,384)	$ 5,015,313
December 31, 2016
Obligations of states and
political subdivisions	$ 12,003,446	$ 81,586	$ (151,205)	$ 11,933,827